Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Cost of Revenue [Abstract]
Schedule of Cost of Revenues

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Content-related costs	390,885	441,459	633,042	90,931
Depreciation and amortization	41,579	41,600	31,169	4,477
Bandwidth and internet data center	89,889	105,313	106,146	15,247
VAT and surcharges (1)	484,811	231,916	189,935	27,282
Cost of sales (2)	351,521	—	—	—

	1,358,685	820,288	960,292	137,937

(1) Due to adoption of the new revenue standard, the operating results for the years ended December 31, 2018 and 2019 were presented on a net basis, with the net revenues and cost of revenues excluding VAT, while those for the year ended December 31, 2017 have not been restated and were presented on a gross basis with the net revenues and cost of revenues including VAT.
(2) Write-down of inventories and prepayment for vehicle purchase cost of
 RMB1,483, nil and nil was included in cost of sales for the years ended December 31, 2017, 2018 and 2019, respectively.